Revenue	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Revenue
21. Revenue
Disaggregation of revenue
In the following tables, revenue is disaggregated by service type, major industries serviced, contract type and geography.
Revenue by service type

	Year ended March 31,
	2020	2019	2018
Industry-specific	$364,022	$307,214	$258,155
Finance and accounting	211,069	175,194	162,432
Customer interaction services	192,466	183,199	193,427
Research and analytics	96,337	91,716	89,402
Auto claims	46,418	34,885	35,414
Others	17,946	16,912	19,127

Total	$928,258	$809,120	$757,956

Revenue by industry

	Year ended March 31,
	2019	2019	2018
Insurance*	$257,586	$215,242	$194,593
Travel and leisure	166,766	140,996	142,091
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	152,973	142,091	137,049
Healthcare	146,622	124,109	111,593
Utilities	58,064	56,334	66,030
Shipping and logistics	56,064	49,858	33,922
Consulting and professional services	49,698	44,142	39,683
Banking and financial services	40,485	36,348	32,995

Total	$928,258	$809,120	$757,956

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 29.
Revenue by contract type

	Year ended March 31,
	2020	2019	2018
Full-time-equivalent	$615,765	$522,436	$473,899
Transaction*	144,637	137,219	141,618
Subscription	83,135	66,542	58,916
Fixed price	43,518	42,512	39,788
Others	41,203	40,411	43,735

Total	$928,258	$809,120	$757,956

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 29.
Revenue by geography
Refer Note 29 — External revenue.

Contract balances
The movement in contract assets and contract liabilit
ies
 during the year ended March 31, 2020 is as follows:

	As at
	March 31, 2020
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$8,031	$13,411	$4,785	$26,227
Additions during the year	2,189	10,683	11,185	24,057
Amortization/recognition during the year	(1,675)	(4,122)	(5,087)	(10,884)
Impairment loss recognized during the year	(804)	—	(411)	(1,215)
Translation adjustments	(314)	(966)	(540)	(1,820)

Closing balance	$7,427	19,006	9,932	36,365

	As at
	March 31, 2020
	Payments in advance of services	Advance billings	Others	Total
Opening balance	$7,179	$4,734	$123	$12,036
Impact of balance sheet offset	2,255	6,379	639	9,273

Gross opening balance	9,434	11,113	762	21,309
Additions during the year	45,688	25,520	12,433	83,641
Revenue recognized during the year	(25,945)	(30,587)	(11,020)	(67,552)
Translation adjustments	(601)	(385)	(99)	(1,085)

Gross closing balance	28,576	5,661	2,076	36,313
Impact of balance sheet offset	(2,426)	(1,975)	(1,559)	(5,960)

Closing balance	$26,150	$3,686	$517	$30,353

The movement in contract assets and contract liabilit
ies
 during the year ended March 31, 2019 is as follows:
As at April 1, 2018, the Company capitalized $6,821 towards incremental costs incurred for acquiring contracts that were not completed. The capitalized costs will be amortized on a straight-line basis over the expected life of the contract.

	As at
	March 31, 2019
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$—	$3,038	$3,202	$6,240
Impact on adoption of IFRS 15	6,821	201	359	7,381

	6,821	3,239	3,561	13,621
Additions during the year	3,182	11,507	6,533	21,222
Amortization/recognition during the year	(1,185)	(1,120)	(4,844)	(7,149)
Impairment loss recognized during the year	(508)	—	—	(508)
Translation adjustments	(279)	(215)	(465)	(959)

Closing balance	$8,031	13,411	4,785	26,227

	As at
	March 31, 2019
	Payments in advance of services	Advance billings	Others	Total
Opening balance	$1,107	$2,106	$266	$3,479
Impact of balance sheet offset	115	4,345	793	5,253

Gross opening balance	1,222	6,451	1,059	8,732
Impact on adoption of IFRS 15	64	—	—	64

	1,286	6,451	1,059	8,796
Additions during the year	11,175	44,940	11,861	67,976
Revenue recognized during the year	(2,918)	(39,927)	(12,075)	(54,920)
Translation adjustments	(109)	(351)	(83)	(543)

Gross closing balance	9,434	11,113	762	21,309
Impact of balance sheet offset	(2,255)	(6,379)	(639)	(9,273)

Closing balance	$7,179	$4,734	$123	$12,036

The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2020 and March 31, 2019 is as follows:

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$13,318	$4,224	$5,517	$—	$23,059

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$15,635	$10,182	$1,906	$—	$27,723
The Company does not disclose the value of unsatisfied performance obligations for:

(i)	contracts with an original expected length of one year or less; and

(ii)	contracts for which the Company recognizes revenue at the amount to which the Company has the right to invoice for services performed.